Note 18 - Income Taxes - Income Tax Loss Carryforwards Expiration Dates (Details) $ in Thousands	Jan. 31, 2021 USD ($)
Operating loss carryforwards	$ 60,993
Tax Year 2022 [Member]
Operating loss carryforwards	285
Tax Year 2023 [Member]
Operating loss carryforwards	394
Tax Year 2024 [Member]
Operating loss carryforwards	221
Tax Year 2025 [Member]
Operating loss carryforwards	51
Tax Year 2026 [Member]
Operating loss carryforwards
After Tax Year 2026 [Member]
Operating loss carryforwards	60,042
Domestic Tax Authority [Member]
Operating loss carryforwards	2,877
Domestic Tax Authority [Member] | Tax Year 2026 [Member]
Operating loss carryforwards
Canada Revenue Agency [Member] | Foreign Tax Authority [Member]
Operating loss carryforwards	6,969
Canada Revenue Agency [Member] | Foreign Tax Authority [Member] | Tax Year 2022 [Member]
Operating loss carryforwards
Canada Revenue Agency [Member] | Foreign Tax Authority [Member] | Tax Year 2023 [Member]
Operating loss carryforwards
Canada Revenue Agency [Member] | Foreign Tax Authority [Member] | Tax Year 2024 [Member]
Operating loss carryforwards
Canada Revenue Agency [Member] | Foreign Tax Authority [Member] | Tax Year 2025 [Member]
Operating loss carryforwards
Canada Revenue Agency [Member] | Foreign Tax Authority [Member] | Tax Year 2026 [Member]
Operating loss carryforwards
Canada Revenue Agency [Member] | Foreign Tax Authority [Member] | After Tax Year 2026 [Member]
Operating loss carryforwards	6,969
Internal Revenue Service (IRS) [Member] | Domestic Tax Authority [Member] | Tax Year 2022 [Member]
Operating loss carryforwards
Internal Revenue Service (IRS) [Member] | Domestic Tax Authority [Member] | Tax Year 2023 [Member]
Operating loss carryforwards	3
Internal Revenue Service (IRS) [Member] | Domestic Tax Authority [Member] | Tax Year 2024 [Member]
Operating loss carryforwards	16
Internal Revenue Service (IRS) [Member] | Domestic Tax Authority [Member] | Tax Year 2025 [Member]
Operating loss carryforwards	51
Internal Revenue Service (IRS) [Member] | Domestic Tax Authority [Member] | After Tax Year 2026 [Member]
Operating loss carryforwards	2,807
EMEA Income Tax Authority [Member] | Foreign Tax Authority [Member]
Operating loss carryforwards	48,311
EMEA Income Tax Authority [Member] | Foreign Tax Authority [Member] | Tax Year 2022 [Member]
Operating loss carryforwards
EMEA Income Tax Authority [Member] | Foreign Tax Authority [Member] | Tax Year 2023 [Member]
Operating loss carryforwards	341
EMEA Income Tax Authority [Member] | Foreign Tax Authority [Member] | Tax Year 2024 [Member]
Operating loss carryforwards	138
EMEA Income Tax Authority [Member] | Foreign Tax Authority [Member] | Tax Year 2025 [Member]
Operating loss carryforwards
EMEA Income Tax Authority [Member] | Foreign Tax Authority [Member] | Tax Year 2026 [Member]
Operating loss carryforwards
EMEA Income Tax Authority [Member] | Foreign Tax Authority [Member] | After Tax Year 2026 [Member]
Operating loss carryforwards	47,832
Asia Pacific Income Tax Authority [Member] | Foreign Tax Authority [Member]
Operating loss carryforwards	2,836
Asia Pacific Income Tax Authority [Member] | Foreign Tax Authority [Member] | Tax Year 2022 [Member]
Operating loss carryforwards	285
Asia Pacific Income Tax Authority [Member] | Foreign Tax Authority [Member] | Tax Year 2023 [Member]
Operating loss carryforwards	50
Asia Pacific Income Tax Authority [Member] | Foreign Tax Authority [Member] | Tax Year 2024 [Member]
Operating loss carryforwards	67
Asia Pacific Income Tax Authority [Member] | Foreign Tax Authority [Member] | Tax Year 2025 [Member]
Operating loss carryforwards
Asia Pacific Income Tax Authority [Member] | Foreign Tax Authority [Member] | Tax Year 2026 [Member]
Operating loss carryforwards
Asia Pacific Income Tax Authority [Member] | Foreign Tax Authority [Member] | After Tax Year 2026 [Member]
Operating loss carryforwards	$ 2,434